Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 02, 2017
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	19,585,394	19,243,651	17,674,729
Common stock, shares outstanding (in shares)	19,585,394	19,243,651	17,674,729
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	22,000	22,000	22,000
Preferred stock, shares issued (in shares)	21,660	22,000	22,000
Preferred stock, shares outstanding (in shares)	21,660	22,000	22,000